International Government Bond Fund Investment Objectives and Goals - International Government Bond Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: International Government Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments.